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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [ ] Amendment Number :
                                               -------

This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Trenton Capital Management, Ltd.
Address:   5956 Sherry Lane, Suite 1810
           Dallas, Texas 75225

Form 13F File Number:
                      ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Tyler F. Burke
Title:   President of the General Partner of Trenton Capital Management, Ltd.
Phone:   (214) 691-1734

Signature, Place, and Date of Signing:


/s/ Tyler F. Burke                      Dallas, TX      May 15, 2007
-------------------------------------   (City, State)   (Date)
(Signature)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           28

Form 13F Information Table Value Total:      107,997
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

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
COLUMN 1                         COLUMN 2      COLUMN 3  COLUMN 4            COLUMN 5         COLUMN 6  COLUMN 7       COLUMN 8
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                                 TITLE OF                  VALUE     SHRS OR    SH/   PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP    [x$1000]    PRN AMT    PRN   CALL   DISCRETION MANAGERS   SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ABX AIR INC                         COM       00080S101    9590     1,400,000 SH      N/A    SOLE           0    1,400,000  0    0
AMARIN CORP PLC                SPONSORED ADR  023111107    2300     1,000,000 SH      N/A    SOLE           0    1,000,000  0    0
AMERICAN ORIENTAL BIOENGR IN        COM       028731107    4695       500,000 SH      N/A    SOLE           0      500,000  0    0
ASPREVA PHARMACEUTICALS CORP        COM       04538T109    2156       100,000 SH      N/A    SOLE           0      100,000  0    0
CALLWAVE INC DEL                    COM       13126N101    2235       781,552 SH      N/A    SOLE           0      781,552  0    0
CHIPMOS TECH BERMUDA LTD            SHS       G2110R106    4837       700,000 SH      N/A    SOLE           0      700,000  0    0
EARTHLINK INC                       COM       270321102    4410       600,000 SH      N/A    SOLE           0      600,000  0    0
FIVE STAR QUALITY CARE INC          COM       33832D106    8635       840,000 SH      N/A    SOLE           0      840,000  0    0
GEMSTAR TV GUIDE INTL INC           COM       36866W106    4190     1,000,000 SH      N/A    SOLE           0    1,000,000  0    0
GENE LOGIC INC                      COM       368689105    1881       875,000 SH      N/A    SOLE           0      875,000  0    0
GOLDLEAF FINANCIAL SOLUTIONS      COM NEW     38144H208    3292       500,000 SH      N/A    SOLE           0      500,000  0    0
HALOZYME THERAPEUTICS INC           COM       40637H109    3224       400,000 SH      N/A    SOLE           0      400,000  0    0
ICAGEN INC                          COM       45104P104    1610     1,000,000 SH      N/A    SOLE           0    1,000,000  0    0
INVESTOOLS INC                      COM       46145P103    5908       425,000 SH      N/A    SOLE           0      425,000  0    0
KHD HUMBOLT WEDAG INTL              COM       482462108    3867        95,000 SH      N/A    SOLE           0       95,000  0    0
NEKTAR THERAPEUTICS                 COM       640268108    3265       250,000 SH      N/A    SOLE           0      250,000  0    0
NUVELO INC                        COM NEW     67072M301    1840       500,000 SH      N/A    SOLE           0      500,000  0    0
PAIN THERAPEUTICS                   COM       69562K100    3332       425,000 SH      N/A    SOLE           0      425,000  0    0
PENWEST PHARMACEUTICALS CO          COM       709754105    2016       200,000 SH      N/A    SOLE           0      200,000  0    0
PHH CORP                          COM NEW     693320202    9168       300,000 SH      N/A    SOLE           0      300,000  0    0
QUALCOMM INC                        COM       747525103    4266       100,000 SH      N/A    SOLE           0      100,000  0    0
ROSETTA RESOURCES INC               COM       777779307    5135       250,000 SH      N/A    SOLE           0      250,000  0    0
SILICON GRAPHICS INC              COM NEW     827056300    2434        80,757 SH      N/A    SOLE           0       80,757  0    0
SPECTRUM PHARMACEUTICALS INC        COM       84763A108    4389       700,000 SH      N/A    SOLE           0      700,000  0    0
TAKE-TWO INTERACTIVE SOFTWAR        PUT       874054959     230           900 SH      PUT    SOLE           0          900  0    0
VIACOM INC NEW                      CL A      92553P102    4517       110,000 SH      N/A    SOLE           0      110,000  0    0
WALTER INDUSTRIES INC               COM       93317Q105    2475       100,000 SH      N/A    SOLE           0      100,000  0    0
ZILA INC                       COM PAR $0.01  989513205    2100     1,000,000 SH      N/A    SOLE           0    1,000,000  0    0
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